Derivatives - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Location and Fair Value
Derivative Liabilities, Unrealized gain	$ (9,195)
Derivative Assets, Net Derivatives	6,965	$ 1,999
Derivative Liabilities, Net Derivatives	513	4,596
Interest Rate Swaps | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets, Unrealized gain	1,963
Interest Rate Swaps | Fair Value Hedges
Balance Sheet Location and Fair Value
Derivative Liabilities, Net Derivatives	(237)
Interest Rate Swaps | Fair Value Hedges | Non-current financial liabilities
Balance Sheet Location and Fair Value
Derivative Liabilities, Unrealized loss	8,958
Interest Rate Swaps | Fair Value Hedges | Long-term debt
Balance Sheet Location and Fair Value
Derivative Liabilities, Unrealized gain	(9,195)
Foreign Currency Forward Contracts | Designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets, Unrealized gain	173	1,425
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets, Unrealized gain	5,496	8,622
Derivative Assets, Unrealized loss	(667)	(8,048)
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial liabilities
Balance Sheet Location and Fair Value
Derivative Liabilities, Unrealized loss	1,413	12,640
Derivative Liabilities, Unrealized gain	$ (663)	$ (8,044)